Risk Management Section - NPV-at-Risk banking books per business (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unfloored Parallel Downward [Member]
Market Risk [Line Items]
NPV-at-Risk	€ (1,508)	€ (1,958)
Unfloored Parallel Downward [Member] | Wholesale Banking [member]
Market Risk [Line Items]
NPV-at-Risk	182	(55)
Unfloored Parallel Downward [Member] | Retail Banking [Member]
Market Risk [Line Items]
NPV-at-Risk	(1,431)	(1,344)
Unfloored Parallel Downward [Member] | Retail Challengers & Growth Markets [member]
Market Risk [Line Items]
NPV-at-Risk	(259)	(521)
Unfloored Parallel Downward [Member] | Corporate Line Banking [member]
Market Risk [Line Items]
NPV-at-Risk	0	(38)
Unfloored Parallel Upward [Member]
Market Risk [Line Items]
NPV-at-Risk	216	(153)
Unfloored Parallel Upward [Member] | Wholesale Banking [member]
Market Risk [Line Items]
NPV-at-Risk	400	134
Unfloored Parallel Upward [Member] | Retail Banking [Member]
Market Risk [Line Items]
NPV-at-Risk	268	(269)
Unfloored Parallel Upward [Member] | Retail Challengers & Growth Markets [member]
Market Risk [Line Items]
NPV-at-Risk	(452)	(54)
Unfloored Parallel Upward [Member] | Corporate Line Banking [member]
Market Risk [Line Items]
NPV-at-Risk	€ 0	€ 35